Note 17 - Non-controlling Interests in Subsidiaries	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Noncontrolling Interest Disclosure [Text Block]
17.	Non-controlling interests in subsidiaries

In October 2023, the Company agreed with a number of investors represented by NRP Project Finance AS (“NRP Investors”) to acquire M/V “Maria” and M/V “Christos K” from unrelated third parties, and NRP investors would acquire a non-controlling interest of 39% for a capital contribution of $10,140,000 in the respective vessel-owning companies, with the Company holding the remaining 61% controlling interest. During the year ended December 31 ,2025, NRP investors contributed to the Company the amount of $390,000. Additionally, in the same period the Company distributed to NRP Investors the amount of $487,500. Net loss / (income) attributable to the non-controlling interest for the years ended December 31, 2023, 2024 and 2025 was $374,068, $911,370 and $(475,365), respectively, which was in full allocated to and reduced or increased, respectively, the “Non-controlling interest” presented in the consolidated balance sheets.